Intangible Assets (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Statement [Line Items]
Cost, Beginning balance	$ 1,149,174	$ 9,286,451	$ 319,174
Exchange agreements (Notes 6(d) and 6(e))			8,838,411
Cost, Addition	86,462
Cost, Acquisition (Notes 6(a) and 6(b))	11,362,000
Cost, Impairment	(12,597,636)	(8,202,900)
Cost, Effect of foreign exchange rate changes		65,623	128,866
Cost, Ending balance	0	1,149,174	9,286,451
Accumulated Amortization and Impairment Losses, Beginning balance	348,117	936,629	30,825
Accumulated Amortization and Impairment Losses, Amortization	132,611	983,464	899,516
Accumulated Amortization and Impairment Losses, Impairment	(480,728)	(1,577,654)
Accumulated Amortization and Impairment Losses, Effect of foreign exchange rate changes		5,678	6,288
Accumulated Amortization and Impairment Losses, Ending balance	0	348,117	936,629
Net Book Value, Beginning balance	801,058	8,349,822
Net Book Value, Ending balance	0	801,058	8,349,822
RTIC Patents [Member]
Statement [Line Items]
Cost, Beginning balance	0	8,137,277
Exchange agreements (Notes 6(d) and 6(e))			8,008,411
Cost, Addition	0
Cost, Acquisition (Notes 6(a) and 6(b))	0
Cost, Impairment	0	(8,202,900)
Cost, Ending balance	0	0	8,137,277
Accumulated Amortization and Impairment Losses, Beginning balance	0	751,686
Accumulated Amortization and Impairment Losses, Amortization	0	820,290	745,398
Accumulated Amortization and Impairment Losses, Impairment	0	(1,577,654)
Accumulated Amortization and Impairment Losses, Effect of foreign exchange rate changes	0	5,678	6,288
Accumulated Amortization and Impairment Losses, Ending balance	0	0
Net Book Value, Beginning balance	801,058	7,385,591
Net Book Value, Ending balance	0	801,058	7,385,591
BiPhasix License, Effect of foreign exchange rate changes cost		65,623	128,866
Thrudermic Non-Patented Technology [Member]
Statement [Line Items]
Cost, Beginning balance	830,000	830,000
Cost, Addition	0	0
Cost, Acquisition (Notes 6(a) and 6(b))	0
Cost, Impairment	(830,000)	0
Cost, Ending balance	0	830,000	830,000
Accumulated Amortization and Impairment Losses, Beginning balance	157,325	74,325
Accumulated Amortization and Impairment Losses, Amortization	62,079	83,000	74,325
Accumulated Amortization and Impairment Losses, Impairment	(219,404)	0
Accumulated Amortization and Impairment Losses, Effect of foreign exchange rate changes	0	0
Accumulated Amortization and Impairment Losses, Ending balance	0	157,325
Net Book Value, Beginning balance	672,675	755,675
Net Book Value, Ending balance	0	672,675	755,675
BiPhasix License [Member]
Statement [Line Items]
Cost, Beginning balance	319,174	319,174	319,174
Exchange agreements (Notes 6(d) and 6(e))			830,000
Cost, Addition	0
Cost, Acquisition (Notes 6(a) and 6(b))	0
Cost, Impairment	(319,174)	0
Cost, Ending balance	0	319,174	319,174
Accumulated Amortization and Impairment Losses, Beginning balance	190,792	110,618	30,825
Accumulated Amortization and Impairment Losses, Amortization	59,681	80,174	79,793
Accumulated Amortization and Impairment Losses, Impairment	(250,473)	0
Accumulated Amortization and Impairment Losses, Effect of foreign exchange rate changes	0	0
Accumulated Amortization and Impairment Losses, Ending balance	0	190,792
Net Book Value, Beginning balance	128,383	208,556
Net Book Value, Ending balance	0	128,383	208,556
BiPhasix License, Effect of foreign exchange rate changes cost		0
AP-003 Patents and IPR&D [Member]
Statement [Line Items]
Cost, Beginning balance	0	0
Cost, Addition	0
Cost, Acquisition (Notes 6(a) and 6(b))	9,159,000
Cost, Impairment	(9,159,000)	0
Cost, Effect of foreign exchange rate changes		0
Cost, Ending balance	0	0	0
Accumulated Amortization and Impairment Losses, Beginning balance	0	0
Accumulated Amortization and Impairment Losses, Amortization	0	0
Accumulated Amortization and Impairment Losses, Impairment	0	0
Accumulated Amortization and Impairment Losses, Effect of foreign exchange rate changes		0
Accumulated Amortization and Impairment Losses, Ending balance	0	0
Net Book Value, Beginning balance	0
Net Book Value, Ending balance	0	0
AP-003 IPR&D [Member]
Statement [Line Items]
Cost, Beginning balance	0	0
Cost, Addition	0
Cost, Acquisition (Notes 6(a) and 6(b))	2,203,000
Cost, Impairment	(2,203,000)	0
Cost, Effect of foreign exchange rate changes		0
Cost, Ending balance	0	0	0
Accumulated Amortization and Impairment Losses, Beginning balance	0	0
Accumulated Amortization and Impairment Losses, Amortization	0	0
Accumulated Amortization and Impairment Losses, Impairment	0	0
Accumulated Amortization and Impairment Losses, Effect of foreign exchange rate changes		0
Accumulated Amortization and Impairment Losses, Ending balance	0	0
Net Book Value, Beginning balance	0
Net Book Value, Ending balance	0	0
Solmic Patents [Member]
Statement [Line Items]
Cost, Beginning balance	0	0
Cost, Addition	86,462
Cost, Acquisition (Notes 6(a) and 6(b))	0
Cost, Impairment	(86,462)	0
Cost, Ending balance	0	0	$ 0
Accumulated Amortization and Impairment Losses, Beginning balance	0	0
Accumulated Amortization and Impairment Losses, Amortization	10,851	0
Accumulated Amortization and Impairment Losses, Impairment	(10,851)	0
Accumulated Amortization and Impairment Losses, Effect of foreign exchange rate changes	0	0
Accumulated Amortization and Impairment Losses, Ending balance	0	0
Net Book Value, Beginning balance	0
Net Book Value, Ending balance	$ 0	0
BiPhasix License, Effect of foreign exchange rate changes cost		$ 0